Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Commitments and Contingencies
Number of reseller	2		2
Number of agreements terminated			1
First reseller agreement
Reseller agreements
Amount paid to reseller		$ 614	$ 2,495	$ 2,377	$ 1,693
Second reseller agreement
Reseller agreements
Amount paid to reseller	$ 635	$ 492	$ 2,081	$ 1,783	$ 1,324
Prior notice period to terminate the agreement by resellers	9 months		9 months
Minimum period after closing of initial public offering to provide prior notice by the reseller for termination of agreement	6 months		6 months
Minimum period after closing of initial public offering for termination of agreement by the entity			6 months
Purchase price of resellers assets as multiplier of net revenues of reseller for 12 months preceding termination effective date	3.3		3.3
Period considered for multiplier of annual revenues to calculate purchase price of assets	12 months		12 months